Summary of Significant Accounting Policies - Deferred Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Change In Contract With Customer, Asset and Liability [Roll Forward]
Deferred revenue	$ 67,398	$ 36,406
Revenue recognized	(6,815)	(13,071)
Deferred revenue increase (decrease)	24,812	44,063
Deferred revenue	$ 85,395	$ 67,398